Investments (Tables)	12 Months Ended
Mar. 31, 2024
Text Blocks Abstract
Schedule of Investment

	As at March 31,
	2023		2024
Non-current
Financial instruments at FVTPL
Equity instruments (1)	₹	3,773	₹	4,404
Fixed maturity plan mutual funds		1,300		1,395
Financial instruments at FVTOCI
Equity instruments (1)		15,647		15,830
Financial instruments at amortized cost
Inter corporate and term deposits	^		^
	₹	20,720	₹	21,629
Current
Financial instruments at FVTPL
Short-term mutual funds (2)	₹	40,262	₹	71,686
Financial instruments at FVTOCI
Non-convertible debentures		146,296		154,407
Government securities		9,422		7,030
Commercial papers		18,624		11,845
Certificate of deposits		16,828		-
Bonds		54,025		28,195
Financial instruments at amortized cost
Inter corporate and term deposits (3)		23,775		38,008
	₹	309,232	₹	311,171

Total	₹	329,952	₹	332,800

Financial instruments at FVTPL		45,335		77,485
Financial instruments at FVTOCI		260,842		217,307
Financial instruments at amortized cost		23,775		38,008

^ Value is less than 1

(1)
Uncalled capital commitments outstanding as at March 31, 2023 and 2024, was ₹1,288 and ₹1,450 respectively.
(2)
As at March 31, 2023 and 2024, short-term mutual funds include units lien with bank on account of margin money for currency derivatives amounting to ₹ Nil and ₹ 218, respectively.
These deposits earn a fixed rate of interest. As at March 31, 2023 and 2024, term deposits include current deposits in lien with banks, held as margin money deposits against guarantees amounting to ₹ 653 and ₹ 117, respectively.
Summary of Financial Information in Respect of Investments Accounted for Using Equity Method

The aggregate summarized financial information in respect of the Company’s immaterial associate and joint venture that are accounted for using the equity method is set forth below:

	As at March 31,
Carrying amount of the Company’s interest in:	2023		2024
An associate accounted for using the equity method	₹	780	₹	783
(Unquoted: Series A Preferred Stock - 94,527; Common stock - 27,865 and Series B Preferred Stock - 190,525)
A joint venture accounted for using the equity method	-		261
(Unquoted: Class A units - 5,850,000)
Total	₹	780	₹	1,044

	For the year ended March 31,
Company’s share of net profit / (loss) in the consolidated statement of income pertaining to:	2022		2023	2024
An associate accounted for using the equity method	₹	57	₹ (57)	₹	(8)
A joint venture accounted for using the equity method	-		-		(225)
Total	₹	57	₹ (57)	₹	(233)

Summary of Equity Method Investments Non-current

Details of non-current investments in equity instruments- classified as FVTOCI

	Carrying value
	As at March 31,
Particulars	2023		2024
Tricentis Corporation	₹	2,764	₹	3,081
YugaByte, Inc.		2,161		2,194
Immuta, Inc.		1,390		1,411
TLV Partners, L.P.		1,318		1,296
Vectra Networks, Inc.		1,153		1,171
CyCognito Ltd.		1,060		1,076
Incorta, Inc.		772		784
TLV Partners II, L.P.		801		713
Work-Bench Ventures II-A, LP		491		495
B Capital Fund II, L.P.		517		488
Kognitos, Inc.		123		330
TLV Partners III, L.P.		354		307
Boldstart Ventures IV, L.P.		343		305
Avaamo Inc.		283		287
Boldstart Opportunities II, L.P.		321		264
Vulcan Cyber Limited		247		250
Sealights Technologies Ltd.		197		200
EMA Unlimited, Inc.		-		167
Headspin Inc.		158		160
Glilot Capital Partners III L.P.		255		132
Squadcast, Inc.		99		100
Netspring Data, Inc.		164		72
Wep Solutions Limited		33		70
FPEL Ujwal Private Limited		-		63
Apilyze Inc.		-		63
Spartan Radar		164		57
Wep Peripherals Ltd.		58		57
Work-Bench Ventures III-A, LP		50		56
GTMfund II-QP, LP		-		43
Tangibly Inc.		-		42
Harte Hanks Inc.		66		38
Kibsi, Inc.		123		20
Altizon Systems Private Limited		19		19
Drivestream India Private Limited		19		19
Moogsoft (Herd) Inc.		144		-
Tradeshift Inc.		-		-
Total	₹	15,647	₹	15,830